UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
AMT-Free Municipal
Bond Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
34	Statement of Assets and Liabilities
35	Statement of Operations
36	Statement of Changes in Net Assets
38	Financial Highlights
43	Notes to Financial Statements
52	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus

AMT-Free Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2014, through February 28, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to fare well over the reporting period when supply-and-demand dynamics remained favorable and long-term interest rates declined in the midst of a sustained economic recovery. Municipal bond yields were driven downward and prices higher by robust demand for a relatively limited supply of securities, particularly from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. Improving credit conditions for many municipal issuers also supported the market’s performance.

In light of recent domestic employment gains and signs of stabilization in global energy markets, we remain optimistic about the prospects for municipal bonds over the remainder of 2015.The U.S. economy seems poised for further growth as the drags imposed by tight fiscal policies among federal, state and local governments continue to fade. Furthermore, we currently expect a somewhat faster pace of global growth over the months ahead. Of course, stronger economic growth could create risks for fixed-income markets, including the possibility of higher short-term interest rates from the Federal Reserve Board.That’s why we urge you to talk regularly with your financial advisor about the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through February 28, 2015, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2015, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 2.31%, Class C shares returned 1.93%, Class I shares returned 2.37%, Class Y shares returned 2.45%, and Class Z shares returned 2.43%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index, produced a total return of 2.20%.2

Municipal bonds generally rallied over the reporting period as long-term interest rates continued to fall and supply-and-demand dynamics remained favorable. The fund’s Class A, Class I, Class Y, and Class Z shares outperformed the benchmark, mainly due to the success of our interest-rate and security selection strategies.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Falling Long-Term Rates Supported Municipal Bond Prices

Long-term interest rates fell over much of the reporting period, defying expectations that stronger economic growth would drive bonds yields higher. Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to U.S. Treasury securities, and the resulting supply-and-demand imbalance kept yields of U.S. fixed-income securities — including municipal bonds —low. February 2015 was a notable exception to this trend, as longer-term interest rates climbed after stronger-than-expected employment data sparked concerns that short-term interest rates might rise sooner than previously forecast.

Municipal bonds also continued to benefit from favorable supply-and-demand dynamics amid robust demand from individual investors for competitive levels of tax-exempt income. Despite greater-than-expected issuance volumes over the first two months of 2015, the supply of newly issued municipal securities generally remained stable for the reporting period overall.

The economic rebound resulted in better underlying credit conditions for most states and municipalities with the notable-but-isolated exceptions of Puerto Rico and Detroit.Tax revenues have climbed beyond pre-recession levels for most state and local governments, enabling them to achieve balanced budgets and replenish reserves.

Duration and Security Selection Strategies Boosted Returns

A relatively long average duration and a focus on longer maturities during the reporting period captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. Our security selection strategy also proved effective, including overweighted exposure to higher yielding revenue-backed bonds and an underweighted position in general obligation bonds.The fund achieved especially strong results from A- and BBB-rated revenue bonds backed by hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies.

Laggards for the reporting period included higher quality bonds backed by utilities, special tax districts, and essential municipal services, such as water and sewer facilities.

4

A More Cautious Investment Posture

We remain optimistic regarding the prospects for municipal bonds.The U.S. economic recovery has proven persistent, and credit conditions generally have continued to strengthen. Although the supply of newly issued municipal bonds recently began to increase, we expect robust investor demand to absorb additional issuance. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates later this year, but we note that municipal bonds historically have been less sensitive than U.S.Treasury securities to rising interest rates.

Nonetheless, in light of recent market gains, we have adopted a more cautious investment posture. As of the reporting period’s end, we have established a moderately constructive duration positioning, and we have intensified our focus on liquidity in our security selections. In our view, these strategies may help the fund take faster advantage of upcoming opportunities to purchase bonds with higher yields and capital appreciation potential.

March 16, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Neither Class Z, Class I, nor ClassY shares is subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable.The Dreyfus Corporation has contractually agreed, until January 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of Class A, C, I,Y, and
Z shares (excluding Rule 12b-1 fees, shareholder services fees for Class A, C, I, and Z shares, taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed 0.45%.
Without this absorption returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2014 to February 28, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2015
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.51	$7.26	$2.26	$2.26	$2.36
Ending value (after expenses)	$1,023.10	$1,019.30	$1,023.70	$1,024.50	$1,024.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2015
	Class A		Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.51		$7.25	$2.26	$2.26	$2.36
Ending value (after expenses)	$1,021.32		$1,017.60	$1,022.56	$1,022.56	$1,022.46

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45 % for Class C, .45% for
Class I, .45% for ClassY and .47% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)
		.

6

STATEMENT OF INVESTMENTS
February 28, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.2%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/19	5,000,000		5,740,150
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	5,500,000		6,721,385
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,641,552
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		1,003,750
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[a]	9,644,880
Alaska—.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		3,040,350
Arizona—1.0%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development
Revenue (Arizona State
University)	5.00	8/1/31	3,770,000		4,361,626
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000		3,387,300
California—8.8%
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll
Bridge Revenue	5.00	4/1/43	3,900,000		4,405,908
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/19	2,000,000	[b]	2,348,120
California,
GO	5.25	10/1/16	295,000		296,431

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,901,100
California,
GO (Various Purpose)	5.75	4/1/31	1,700,000		2,000,679
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,258,111
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,673,020
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/27	5,260,000		6,311,106
California State Public Works
Board, LR (Department of
State Hospitals) (Coalinga
State Hospital)	5.00	6/1/25	8,325,000		9,978,844
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,592,250
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,909,930
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[c]	1,319,254
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	[c]	1,296,540
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,255,000		1,222,483
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,943,825

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
North Natomas Community
Facilities District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,124,460
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	[c]	1,072,875
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	[c]	2,710,381
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,262,800
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,264,120
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,826,153
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,176,650
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty
Municipal Corp.)	0.00	9/1/21	1,615,000	[c]	1,368,050
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,377,060
Colorado—2.9%
City and County of Denver,
Airport System
Subordinate Revenue	5.00	11/15/43	15,000,000		16,832,700
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,158,200
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,390,944

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado (continued)
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,134,020
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	2,047,720
Connecticut—1.6%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	10/1/29	5,000,000	5,885,100
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/33	5,740,000	6,755,865
District of Columbia—1.0%
Metropolitan Washington
Airports Authority, Airport
System Revenue	5.00	10/1/35	4,000,000	4,590,960
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	2,006,725
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000	1,150,310
Florida—6.7%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,910,535
Broward County,
Airport System Revenue	5.00	10/1/42	7,500,000	8,339,475
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Corp.)	5.00	4/1/36	1,800,000	1,832,958
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,441,810

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000		1,380,964
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000		4,186,995
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000		1,000,480
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/21	2,145,000		2,579,770
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,874,282
Jacksonville Electric
Authority, Electric System
Subordinated Revenue	5.00	10/1/28	2,000,000		2,337,300
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000		1,840,712
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,470,850
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,313,988
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,933,450
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,992,328
Pinellas County Health
Facilities Authority,
Health System Revenue
(BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.21	11/15/23	2,250,000	[d]	2,145,938

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,126,710
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,802,665
Georgia—3.0%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000		5,845,250
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000		1,982,645
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,392,744
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project) (Prerefunded)	6.25	6/15/18	3,895,000	[b]	4,570,003
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	2,000,000		2,232,460
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000		5,905,000
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty Corp.)	5.00	6/15/32	1,240,000		1,309,316
Idaho—1.2%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000		6,540,800

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Idaho (continued)
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group) (Prerefunded)	6.13	12/1/18	2,500,000	[b]	2,978,375
Illinois—10.2%
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.25	1/1/31	7,500,000		8,654,400
Chicago Park District,
Limited Tax GO (Insured;
Build America Mutual
Assurance Company)	5.00	1/1/29	2,895,000		3,322,360
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty Corp.)	5.10	3/1/28	3,500,000		3,783,955
Illinois,
GO	5.50	7/1/38	5,000,000		5,564,900
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000		5,104,059
Illinois Finance Authority,
Revenue (Advocate Health
Care Network)	5.00	6/1/31	9,155,000		10,485,588
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000		3,912,967
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,393,240
Illinois Finance Authority,
Revenue (Sherman Health
Systems) (Prerefunded)	5.50	8/1/17	1,000,000	[b]	1,114,570
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000		6,563,160
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000		3,809,575

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000	3,650,405
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	7,600,000	8,927,036
University of Illinois Board of
Trustees, Auxiliary
Facilities System Revenue
(University of Illinois)	5.00	4/1/27	7,500,000	8,680,200
University of Illinois Board of
Trustees, Auxiliary
Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000	2,802,275
Indiana—.5%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,804,940
Iowa—.7%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health)	5.00	2/15/31	2,230,000	2,572,662
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/23	2,500,000	2,988,850
Kentucky—2.7%
Barbourville,
Educational Facilities First
Mortgage Revenue
(Union College Energy
Conservation Project)	5.25	9/1/26	1,000,000	1,014,680
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,827,812
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,629,120
University of Kentucky,
General Receipts Bonds	5.25	10/1/17	7,845,000	8,767,494

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana—2.5%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,970,900
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	3,250,000	3,655,763
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,320,300
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	5,000,000	5,275,400
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	4,500,000	5,028,930
Maine—.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,250,000	1,521,062
Maryland—6.1%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,840,036
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,780,840
Baltimore,
Project Revenue
(Wastewater Projects)	5.00	7/1/23	1,000,000	1,201,000
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	717,463

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Baltimore,
Subordinate Project Revenue
(Water Projects) (Prerefunded)	5.75	7/1/19	750,000	[b]	899,835
Howard County,
COP	8.15	2/15/20	605,000		804,462
Hyattsville,
Special Obligation
Revenue (University
Town Center Project)	5.60	7/1/24	1,500,000		1,532,730
Hyattsville,
Special Obligation
Revenue (University
Town Center Project)	5.75	7/1/34	3,000,000		3,064,410
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	970,000		971,804
Maryland Economic Development
Corporation, EDR
(Terminal Project)	5.75	6/1/35	2,000,000		2,169,380
Maryland Economic Development
Corporation, EDR
(Transportation
Facilities Project)	5.75	6/1/35	1,000,000		1,084,690
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,181,640
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		2,970,475
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	2,000,000		2,235,140
Maryland Economic Development
Corporation, Student
Housing Revenue
(University of Maryland,
College Park Projects)	5.75	6/1/33	1,000,000		1,100,670

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)
(Prerefunded)	6.75	7/1/19	2,500,000	[b]	3,096,975
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000		1,416,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000		1,125,300
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,743,885
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)
(Prerefunded)	5.00	7/1/16	1,630,000	[b]	1,732,592
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	3,890,000		4,724,911
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,344,475
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,711,600
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		3,010,260

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	4/1/26	1,000,000		1,176,810
Massachusetts—1.6%
Massachusetts Department of
Transportation,
Metropolitan Highway
System Senior Revenue	5.00	1/1/27	5,000,000		5,699,100
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,500,054
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		2,011,222
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior
Lien Parking Revenue	5.00	7/1/23	2,000,000		2,366,280
Michigan—4.9%
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	1,055,000	[c]	953,910
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	990,000		771,012
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		839,419
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,202,360
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	[c]	5,950,794
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)
(Prerefunded)	5.00	1/1/17	4,555,000	[b]	4,931,289
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000		2,993,650

18

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000	2,973,250
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000	1,689,405
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000	3,358,440
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000	1,686,242
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	2,265,000	1,132,477
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,646,260
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company) (Escrowed
to Maturity)	7.00	11/1/15	3,700,000	3,868,868

TheFund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/22	3,000,000		3,440,250
Minnesota—4.8%
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)
(Escrowed to Maturity)	0.00	2/1/17	340,000	[c]	335,696
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured
Guaranty Corp.)	6.50	11/15/38	3,000,000		3,521,910
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000		1,159,070
Minnesota,
911 Revenue (Public Safety
Radio Communications
System Project)	5.00	6/1/25	1,000,000		1,147,350
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000		150,686
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000		1,127,590
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000		1,076,470
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000		1,686,570

20

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000		1,914,421
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,912,425
Northfield,
HR	5.38	11/1/31	1,240,000		1,309,948
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,171,290
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,149,250
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Corp.)	5.50	5/1/39	2,000,000		2,221,440
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,130,760
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,464,460
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		811,808
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[c]	3,457,948
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[c]	3,433,831
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,198,420

TheFund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,719,825
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000	[e]	144,500
Willmar,
GO, HR (Rice Memorial
Hospital Project)	5.00	2/1/24	1,000,000		1,171,710
Missouri—.6%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue
(SSM Health Care)	5.00	6/1/29	4,000,000		4,668,920
Nebraska—.3%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000		2,336,840
Nevada—.4%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern
Nevada Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000		2,810,075
New Hampshire—.2%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.34	10/1/33	1,920,000	[d]	1,761,600
New Jersey—1.2%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/29	1,000,000		1,160,640
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		105,211
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,718,350
New Jersey Turnpike Authority,
Turnpike Revenue
(Escrowed to Maturity)	6.50	1/1/16	65,000		68,462

22

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.10	1/1/30	2,500,000	[d]	2,325,000
New Mexico—.6%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.87	8/1/19	5,000,000	[d]	5,023,500
New York—7.4%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,871,550
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/32	1,850,000		2,149,793
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,934,025
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/40	3,000,000		3,430,710
New York City,
GO	5.00	4/1/23	2,055,000		2,482,008
New York City,
GO	5.00	8/1/24	2,930,000		3,513,187
New York City,
GO	5.00	3/1/25	3,300,000		4,016,001
New York City,
GO	5.00	8/1/25	3,510,000		4,209,543
New York City,
GO	5.00	8/1/25	2,500,000		3,006,125
New York City,
GO	5.00	8/1/28	1,000,000		1,153,450
New York City,
GO	5.00	10/1/36	2,500,000		2,831,100
New York City Municipal
Water Finance Authority,
Water and Sewer System
Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,855,250

TheFund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	4,000,000	[f]	4,220,200
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.47	4/1/34	2,100,000	[d]	1,963,500
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,383,100
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/39	5,000,000		5,799,700
Sales Tax Asset Receivable
Corporation, Sales Tax
Asset Revenue	5.00	10/15/19	4,000,000		4,700,360
North Carolina—1.7%
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000		1,981,665
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)
(Prerefunded)	5.00	6/1/16	1,000,000	[b]	1,059,390
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,248,120
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of
Eastern Carolina)	6.25	12/1/33	2,250,000		2,598,323
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)
(Escrowed to Maturity)	0.00	11/1/16	3,055,000	[c]	3,022,556

24

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
Orange Water and Sewer Authority,
Water and Sewer System
Revenue (Prerefunded)	5.00	7/1/16	1,000,000	[b]	1,063,500
Raleigh,
Combined Enterprise System
Revenue (Prerefunded)	5.00	3/1/16	1,175,000	[b]	1,232,211
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,137,530
Ohio—7.4%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,900,750
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy
Center Project)	5.00	2/15/21	375,000		442,894
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000		2,371,500
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		4,018,490
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,866,900
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	7,875,000		9,039,791
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,311,418
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000		2,906,900

TheFund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Cuyahoga Community
College District, General
Receipts Bonds	5.00	8/1/25	2,500,000	2,890,350
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
the Greater Cincinnati)	5.00	12/1/30	1,000,000	1,192,370
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty Corp.)	5.00	5/1/25	2,000,000	2,290,240
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000	1,453,752
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000	2,541,100
Ohio,
Capital Facilities
Lease-Appropriation Revenue
(Mental Health Facilities
Improvement Fund Projects)	5.00	2/1/24	1,800,000	2,111,022
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	6.25	10/1/16	1,000,000	1,093,800
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System
Obligated Group)	5.50	1/1/43	3,000,000	3,289,710
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000	3,754,115
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/23	40,000	50,042
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000	2,307,560

26

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,765,000	[f]	1,801,747
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts Project)	5.50	5/15/28	2,135,000		2,270,850
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,705,260
University of Akron, General
Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,134,860
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,921,760
Oklahoma—.1%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000		1,209,967
Oregon—.2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,633,996
Pennsylvania—1.8%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		3,054,168
Chester County Industrial
Development Authority,
Revenue (Avon Grove Charter
School Project)	6.38	12/15/37	2,000,000		2,101,480
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,094,580
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,858,375

TheFund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,536,608
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		1,963,135
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	[b]	311,164
South Carolina—1.5%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,843,150
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	7,500,000		8,492,850
Texas—5.5%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,257,277
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,368,250
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,431,580
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,357,837
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	2,325,000	[c]	1,189,238

28

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	[b,c]	1,204,587
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,375,753
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.63	1/1/33	5,000,000		5,552,900
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,500,000		1,685,775
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,104,490
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	5,000,000		5,625,700
San Antonio,
Electric and Gas Systems
Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		308,055
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,569,280
Schertz-Cibolo Universal City
Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[c]	2,281,268
Socorro Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	8/15/27	3,705,000		4,465,562
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/31	2,500,000		2,804,225

TheFund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—1.2%
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,222,270
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,151,780
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,241,020
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,132,010
Richmond Metropolitan
Authority, Expressway
Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	665,000		699,494
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	[b]	227,468
Virginia Housing Development
Authority, Rental
Housing Revenue	5.50	6/1/30	1,000,000		1,072,740
Washington County Industrial
Development Authority, HR
(Mountain States
Health Alliance)	7.75	7/1/38	2,000,000		2,358,740
Washington—2.4%
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	5/1/23	4,965,000		6,107,447
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000		2,589,078

30

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA) (Prerefunded)	6.25	8/1/18	3,485,000	[b]	4,104,494
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,559,650
West Virginia—.7%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	4,500,000		5,072,040
Wisconsin—.6%
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,336,460
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,248,060
U.S. Related—1.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[c]	1,024,750
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,090,550
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		950,420
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.88	7/1/15	2,900,000	[b]	2,955,651
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	6.00	7/1/15	1,000,000	[b]	1,019,620
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	4,000,000		4,507,840
Total Long-Term Municipal Investments
(cost $708,220,980)					773,478,644

TheFund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment —.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)
(cost $1,000,000)	0.01	3/2/15	1,000,000 [g]	1,000,000

Total Investments (cost $709,220,980)			99.4%	774,478,644
Cash and Receivables (Net)			.6%	4,297,625
Net Assets			100.0%	778,776,269

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security—interest rate subject to periodic change.
e Non-income producing—security in default.
f Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2015, these securities were valued at $6,021,947 or 0.8% of net assets.
g Variable rate demand note—rate shown is the interest rate in effect at February 28, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	20.9	Industrial	2.0
Health Care	15.4	State/Territory	1.8
Education	12.8	Housing	.7
Utility-Water and Sewer	10.2	Pollution Control	.6
Utility-Electric	8.0	Asset-Backed	.3
Special Tax	5.9	County	.3
City	5.7	Resource Recovery	.1
Prerefunded	5.2	Other	6.4
Lease	3.1		99.4

† Based on net assets.

32

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

TheFund 33

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			709,220,980		774,478,644
Cash					702,411
Interest receivable					8,797,629
Receivable for shares of Common Stock subscribed					158,667
Prepaid expenses					62,187
					784,199,538
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					394,986
Payable for investment securities purchased					3,647,215
Payable for shares of Common Stock redeemed					1,299,591
Accrued expenses					81,477
					5,423,269
Net Assets ($)					778,776,269
Composition of Net Assets ($):
Paid-in capital					737,263,297
Accumulated undistributed investment income—net					115,471
Accumulated net realized gain (loss) on investments					(23,860,163)
Accumulated net unrealized appreciation
(depreciation) on investments					65,257,664
Net Assets ($)					778,776,269

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	503,727,953	23,496,054	50,124,056	1,036.33	201,427,170
Shares Outstanding	35,501,220	1,655,845	3,531,162	72.99	14,187,448
Net Asset Value
Per Share ($)	14.19	14.19	14.19	14.20	14.20
See notes to financial statements.

34

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Investment Income ($):
Interest Income	15,474,987
Expenses:
Management fee—Note 3(a)	2,310,280
Shareholder servicing costs—Note 3(c)	807,701
Distribution fees—Note 3(b)	87,216
Registration fees	41,044
Professional fees	37,595
Custodian fees—Note 3(c)	29,297
Directors’ fees and expenses—Note 3(d)	24,153
Prospectus and shareholders’ reports	22,177
Loan commitment fees—Note 2	5,008
Miscellaneous	36,940
Total Expenses	3,401,411
Less—reduction in expenses due to undertaking—Note 3(a)	(902,494)
Less—reduction in fees due to earnings credits—Note 3(c)	(110)
Net Expenses	2,498,807
Investment Income—Net	12,976,180
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,117,724
Net unrealized appreciation (depreciation) on investments	3,487,550
Net Realized and Unrealized Gain (Loss) on Investments	4,605,274
Net Increase in Net Assets Resulting from Operations	17,581,454

See notes to financial statements.

TheFund 35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Operations ($):
Investment income—net	12,976,180	30,476,094
Net realized gain (loss) on investments	1,117,724	(12,516,645)
Net unrealized appreciation
(depreciation) on investments	3,487,550	63,914,883
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,581,454	81,874,332
Dividends to Shareholders from ($):
Investment income—net:
Class A	(8,381,080)	(20,812,238)
Class C	(298,875)	(772,800)
Class I	(759,480)	(679,605)
Class Y	(19)	(40)
Class Z	(3,562,257)	(8,024,154)
Total Dividends	(13,001,711)	(30,288,837)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	15,667,411	23,131,184
Class C	1,503,982	1,477,121
Class I	17,726,102	30,798,095
Class Z	2,649,429	3,509,794
Dividends reinvested:
Class A	6,892,333	17,165,875
Class C	215,158	557,687
Class I	639,390	448,494
Class Z	2,550,191	5,646,674
Cost of shares redeemed:
Class A	(32,277,599)	(145,191,224)
Class C	(1,703,533)	(9,804,035)
Class I	(6,332,710)	(7,958,621)
Class Z	(8,868,915)	(20,247,456)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(1,338,761)	(100,466,412)
Total Increase (Decrease) in Net Assets	3,240,982	(48,880,917)
Net Assets ($):
Beginning of Period	775,535,287	824,416,204
End of Period	778,776,269	775,535,287
Undistributed investment income—net	115,471	141,002

36

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Capital Share Transactions:
Class A
Shares sold	1,103,340	1,694,732
Shares issued for dividends reinvested	486,062	1,254,535
Shares redeemed	(2,277,769)	(10,643,331)
Net Increase (Decrease) in Shares Outstanding	(688,367)	(7,694,064)
Class C
Shares sold	106,143	108,096
Shares issued for dividends reinvested	15,170	40,790
Shares redeemed	(119,771)	(723,754)
Net Increase (Decrease) in Shares Outstanding	1,542	(574,868)
Class I
Shares sold	1,248,750	2,224,183
Shares issued for dividends reinvested	45,059	32,623
Shares redeemed	(446,818)	(583,934)
Net Increase (Decrease) in Shares Outstanding	846,991	1,672,872
Class Z
Shares sold	186,670	257,702
Shares issued for dividends reinvested	179,709	412,158
Shares redeemed	(626,736)	(1,494,296)
Net Increase (Decrease) in Shares Outstanding	(260,357)	(824,436)

See notes to financial statements.

TheFund 37

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2015						Year Ended August 31,
Class A Shares		(Unaudited)		2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		14.10		13.21		14.27	13.43	13.81	13.10
Investment Operations:
Investment income —net[a]		.23		.52		.47	.53	.58	.58
Net realized and unrealized
gain (loss) on investments		.09		.89		(1.06)	.83	(.38)	.71
Total from Investment Operations		.32		1.41		(.59)	1.36	.20	1.29
Distributions:
Dividends from
investment income—net		(.23)		(.52)		(.47)	(.52)	(.58)	(.58)
Net asset value, end of period		14.19		14.10		13.21	14.27	13.43	13.81
Total Return (%)[b]		2.31	[c]	10.84		(4.30)	10.32	1.60	10.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.94	[d]	.95		.97	.97	.97	.97
Ratio of net expenses
to average net assets		.70	[d]	.70		.70	.70	.70	.70
Ratio of interest and expense
related to floating rate notes
issued to average net assets		—		.00	[e]	.00 [e]	—	—	.00	[e]
Ratio of net investment income
to average net assets		3.32	[d]	3.83		3.37	3.78	4.40	4.37
Portfolio Turnover Rate		3.82	[c]	21.67		34.19	22.11	22.31	20.53
Net Assets, end of period
($ x 1,000)		503,728		510,428		579,728	271,110	256,180	295,189

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

38

Six Months Ended
February 28, 2015						Year Ended August 31,
Class C Shares		(Unaudited)		2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		14.10		13.21		14.27	13.43	13.81	13.10
Investment Operations:
Investment income—net[a]		.18		.42		.37	.42	.48	.48
Net realized and unrealized
gain (loss) on investments		.09		.89		(1.07)	.84	(.38)	.71
Total from Investment Operations		.27		1.31		(.70)	1.26	.10	1.19
Distributions:
Dividends from
investment income—net		(.18)		(.42)		(.36)	(.42)	(.48)	(.48)
Net asset value, end of period		14.19		14.10		13.21	14.27	13.43	13.81
Total Return (%)[b]		1.93	[c]	10.03		(5.02)	9.50	.85	9.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.70	[d]	1.72		1.72	1.73	1.71	1.72
Ratio of net expenses
to average net assets		1.45	[d]	1.45		1.45	1.45	1.45	1.45
Ratio of interest and expense
related to floating rate notes
issued to average net assets		—		.00	[e]	.00 [e]	—	—	.00	[e]
Ratio of net investment income
to average net assets		2.57	[d]	3.09		2.60	3.02	3.65	3.62
Portfolio Turnover Rate		3.82	[c]	21.67		34.19	22.11	22.31	20.53
Net Assets, end of period
($ x 1,000)		23,496		23,333		29,450	23,532	19,569	25,610

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

TheFund 39

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2015					Year Ended August 31,
Class I Shares	(Unaudited)		2014		2013	2012	2011	2010
Per Share Data ($)
Net asset value,
beginning of period	14.11		13.22		14.28	13.44	13.81	13.10
Investment Operations:
Investment income—net[a]	.25		.54		.50	.55	.61	.61
Net realized and unrealized
gain (loss) on investments	.08		.90		(1.06)	.85	(.37)	.72
Total from Investment Operations	.33		1.44		(.56)	1.40	.24	1.33
Distributions:
Dividends from
investment income—net	(.25)		(.55)		(.50)	(.56)	(.61)	(.62)
Net asset value, end of period	14.19		14.11		13.22	14.28	13.44	13.81
Total Return (%)	2.37	[b]	11.19		(4.15)	10.59	1.93	10.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	[c]	.73		.72	.73	.71	.71
Ratio of net expenses
to average net assets	.45	[c]	.45		.45	.45	.45	.46
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		.00	[d]	.00 [d]	—	—	.00	[d]
Ratio of net investment income
to average net assets	3.57	[c]	3.98		3.57	3.97	4.63	4.56
Portfolio Turnover Rate	3.82	[b]	21.67		34.19	22.11	22.31	20.53
Net Assets, end of period
($ x 1,000)	50,124		37,874		13,365	12,340	5,495	8,146
a Based on average shares outstanding.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
See notes to financial statements.

40

		Six Months Ended
		February 28, 2015		Year Ended August 31,
Class Y Shares		(Unaudited)		2014		2013	[a]
Per Share Data ($):
Net asset value, beginning of period		14.11		13.22		13.70
Investment Operations:
Investment income—net[b]		.25		.56		.09
Net realized and unrealized
gain (loss) on investments		.09		.88		(.48)
Total from Investment Operations		.34		1.44		(.39)
Distributions:
Dividends from investment income—net		(.25)		(.55)		(.09)
Net asset value, end of period		14.20		14.11		13.22
Total Return (%)		2.45	[c]	11.14		(2.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		7.17	[d]	1.18		.74	[d]
Ratio of net expenses
to average net assets		.45	[d]	.45		.45	[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets		—		.00	[e]	.00	[d,e]
Ratio of net investment income
to average net assets		3.60	[d]	4.09		4.13	[d]
Portfolio Turnover Rate		3.82	[c]	21.67		34.19
Net Assets, end of period ($ x 1,000)		1		1		1
a	From July 1, 2013, (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding .
c	Not annualized.
d Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

TheFund 41

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2015						Year Ended August 31,
Class Z Shares		(Unaudited)		2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		14.11		13.22		14.28	13.44	13.82	13.11
Investment Operations:
Investment income—net[a]		.25		.55		.50	.55	.61	.62
Net realized and unrealized
gain (loss) on investments		.09		.89		(1.06)	.84	(.39)	.70
Total from Investment Operations		.34		1.44		(.56)	1.39	.22	1.32
Distributions:
Dividends from
investment income—net		(.25)		(.55)		(.50)	(.55)	(.60)	(.61)
Net asset value, end of period		14.20		14.11		13.22	14.28	13.44	13.82
Total Return (%)		2.43	[b]	11.06		(4.12)	10.54	1.80	10.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.69	[c]	.73		.72	.76	.75	.74
Ratio of net expenses
to average net assets		.47	[c]	.50		.49	.50	.50	.48
Ratio of interest and expense
related to floating rate notes
issued to average net assets		—		.00	[d]	.00 [d]	—	—	.00	[d]
Ratio of net investment income
to average net assets		3.55	[c]	4.02		3.53	3.98	4.60	4.60
Portfolio Turnover Rate		3.82	[b]	21.67		34.19	22.11	22.31	20.53
Net Assets, end of period
($ x 1,000)		201,427		203,899		201,872	238,329	225,584	246,699
a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
d	Amount represents less than .01%.
See notes to financial statements.

42

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

TheFund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

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Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

TheFund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	774,478,644	—	774,478,644
† See Statement of Investments for additional detailed categorizations.

At February 28, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

46

from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

TheFund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $25,177,489 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2014. If not applied, $3,176,230 of the carryover expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019. The fund has $4,397,518 of post-enactment short-term capital losses and $9,977,811 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2014 was as follows: tax-exempt income $30,202,405 and ordinary income $86,432.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the

48

fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2014 through January 1, 2016 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least January 1, 2016.The reduction in expenses, pursuant to the Agreement, amounted to $902,494 during the period ended February 28, 2015.

During the period ended February 28, 2015, the Distributor retained $6,325 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2015, Class C shares were charged $87,216 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to

TheFund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2015, Class A and Class C shares were charged $630,230 and $29,072, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended February 28, 2015, Class Z shares were charged $14,571 pursuant to the Class Z Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2015 the fund was charged $66,491 or transfer agency services and $2,794 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $110.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These

50

fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2015, the fund was charged $29,297 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended February 28, 2015 fund was charged $2,092 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2015, the fund was charged $5,456 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $359,660, Distribution Plan fees $13,441, Shareholder Services Plan fees $122,862, custodian fees $14,738, Chief Compliance Officer fees $1,912 and transfer agency fees $29,454, which are offset against an expense reimbursement currently in effect in the amount of $147,081.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2015, amounted to $46,939,598 and $29,235,917, respectively.

At February 28, 2015 accumulated net unrealized appreciation on investments was $65,257,664, consisting of $69,180,266 gross unrealized appreciation and $3,922,602 gross unrealized depreciation.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 51

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by

52

Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for the various periods, except for the one- and ten-year periods when the fund’s total return performance was below the Performance Group median, and generally slightly below the Performance Universe median for the various periods, except for the two- and ten-year periods when the fund’s total return performance was above the Performance Universe median.The Board also noted that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended September 30th and above the Performance Universe median for all of the ten one-year periods ended September 30th. The Board noted the proximity to the Performance Group median of the fund’s yield performance in certain years when the yield was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

TheFund 53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group). Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until January 1, 2016, so that annual direct fund operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board

54

also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

TheFund 55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

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For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

Dreyfus BASIC
Municipal Money
Market Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Municipal Money Market Fund, covering the six-month period from September 1, 2014, through February 28, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term municipal bonds fared relatively well over the reporting period when long-term interest rates declined due to robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts, but yields of tax-exempt money market instruments remained anchored near zero percent by an unchanged target for overnight interest rates. Short-term yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We currently expect a somewhat faster pace of global and domestic economic growth in 2015 than in 2014, which many analysts believe could prompt the Federal Reserve Board to begin a series of modest and gradual short-term interest rate hikes later this year. In addition, issuance of tax-exempt money market instruments may rise from current levels as tight fiscal policies among federal, state and local governments ease in the recovering economy. As always, we urge you to talk regularly with your financial advisor about the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014 through February 28, 2015, as provided by Bill Vasiliou, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2015, Dreyfus BASIC Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

The U.S. economic recovery gained additional traction over the reporting period, but the Federal Reserve Board (the “Fed”) left its target for short-term interest rates unchanged at historically low levels. Consequently, yields of tax-exempt money market instruments remained near zero percent.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when the portfolio manager believes acceptable municipal obligations are not available for investment.

Supply-and-Demand Factors Kept Yields Low

As it had since the spring of 2014, the U.S. economic recovery continued to gather momentum over the reporting period when labor markets strengthened, manufacturing activity intensified, corporate earnings grew, and declines in energy prices boosted purchasing power among consumers.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Long-term interest rates fell over most of the reporting period, defying widespread expectations that stronger economic growth would drive bond yields higher. Global investors seeking more competitive yields than were available from sovereign bonds in Europe and Japan flocked to U.S. Treasury securities, and the resulting supply-and-demand imbalance put downward pressure on yields of longer term U.S. fixed-income securities over most of the reporting period. February 2015 proved to be a notable exception to this trend: long-term interest rates climbed after stronger-than-expected employment data sparked worries that the Fed might raise short-term interest rates sooner than previously forecast. However, short-term rates remained relatively unaffected by these developments, as the Fed left the federal funds rate unchanged in a range between 0% and 0.25%.

Within the tax-exempt money market, issuance of new municipal instruments declined when the need for short-term financing diminished in light of better fiscal conditions and higher tax receipts. At the same time, investor demand remained relatively robust. In this environment, one-year municipal notes ended the reporting period with yields of 0.14%, on average, and a weekly, high-grade market index comprised of seven-day tax-exempt variable-rate demand notes (VRDNs) ended the reporting period at 0.02%.

Municipal credit quality generally continued to improve throughout the reporting period as most states and many local governments recovered gradually from the recession, enabling them to balance their budgets and replenish reserves. In particular, state general funds have shown consecutive quarters of growth in personal income taxes and sales taxes, both important sources of revenue.

Focus on Quality and Liquidity

As we have for some time, we maintained the fund’s focus on instruments with strong liquidity characteristics, including an emphasis on VRDNs on which yields are reset weekly. As part of our risk management strategy, we also maintained broad diversification across both municipal issuers and instruments backed by third parties. For example, we have identified stable credits among state general obligation bonds; essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers.

4

Like most other tax-exempt money market funds, we have continued to maintain a short weighted average maturity compared to historical averages, as narrow yield differences along the market’s maturity range provided little incentive to assume the incremental risks of longer dated instruments.

Fed in No Hurry to Raise Rates

Although the Fed ended its massive quantitative easing program in October 2014, it has reiterated that its current target for short-term interest rates “remains appropriate” and that the Federal Open Market Committee will determine the timing of future rate hikes “when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.” Minutes from the Federal Open Market Committee’s January 2015 meeting indicated that members were concerned about the risks of raising rates too early, and at least one member recommended additional policy accommodation. Consequently, in our judgment, the prudent course for management of the fund continues to be an emphasis on preservation of capital and liquidity.

March 16, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice and which Dreyfus has committed will remain in place until at least January 1,
2016. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. If your account balance is less than $50,000, your account may be subject to exchange fees, account closeout fees, and wire and Dreyfus TeleTransfer redemption fees each in the amount of $5.00, as well as a checkwriting fee of $2.00. None of these fees are shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from September 1, 2014 to February 28, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2015

Expenses paid per $1,000†	$.84
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2015

Expenses paid per $1,000†	$.85
Ending value (after expenses)	$1,023.95

† Expenses are equal to the fund’s annualized expense ratio of .17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2015 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.7%
Alabama,
GO Notes, Refunding	4.00	6/1/15	100,000		100,943
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.04	3/7/15	1,000,000	[a,b]	1,000,000
Colorado—.8%
Colorado Health Facilities
Authority, Revenue (Arapahoe
House Project) (LOC; Wells
Fargo Bank)	0.11	3/7/15	500,000	[a]	500,000
Delaware—.9%
Delaware,
GO Notes	5.00	7/1/15	100,000		101,556
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.02	3/2/15	500,000	[a]	500,000
Florida—1.2%
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments, LLC Project)
(LOC; Branch Banking and
Trust Co.)	0.15	3/7/15	790,000	[a,b]	790,000
Georgia—3.2%
Atlanta Urban Residental Finance
Authority, MFHR (West End
Housing Development Project)
(LOC; FNMA)	0.13	3/7/15	500,000	[a]	500,000
DeKalb Private Hospital Authority,
RAC (Children’s Healthcare of
Atlanta, Inc. Project)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.06	3/7/15	300,000	[a]	300,000
Georgia,
GO Notes	5.00	5/1/15	100,000		100,806
Gwinnett County Development
Authority, IDR (KMD Group, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.16	3/7/15	1,140,000	[a,b]	1,140,000

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois—16.3%
Illinois Educational Facilities
Authority, Revenue
(National-Louis University)
(LOC; JPMorgan Chase Bank)	0.03	3/7/15	600,000	[a]	600,000
Illinois Finance Authority,
IDR (Pollmann North America,
Inc. Project) (LOC; PNC Bank NA)	0.09	3/7/15	2,065,000	[a,b]	2,065,000
Illinois Finance Authority,
Revenue (INX International Ink
Company Project) (LOC;
JPMorgan Chase Bank)	0.07	3/7/15	1,600,000	[a,b]	1,600,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.10	3/7/15	2,720,000	[a]	2,720,000
Lake County,
IDR (Northpoint Associates,
L.L.C. Project) (LOC; Northern
Trust Company)	0.07	3/7/15	2,200,000	[a,b]	2,200,000
Upper Illinois River Valley
Development Authority, IDR
(Cathy Asta Enterprises, LLC
Project) (LOC; Bank of America)	0.13	3/7/15	1,335,000	[a,b]	1,335,000
Indiana—2.4%
Indiana Finance Authority,
State Revolving Fund Program
Revenue, Refunding	4.00	2/1/16	500,000		517,004
Vigo County,
EDR (Wabash Valley Packaging
Corporation/Phoenix Projects,
LLC Project) (LOC;
Wells Fargo Bank)	0.18	3/7/15	1,000,000	[a,b]	1,000,000
Iowa—.3%
Iowa Finance Authority,
State Revolving Fund Revenue	4.00	8/1/15	100,000		101,538
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/15	100,000		101,964
Kentucky—1.6%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	8/1/15	1,000,000		1,003,244

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana—3.9%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.10	3/7/15	2,500,000	[a,b]	2,500,000
Maine—.9%
Gorham,
Revenue (Montalvo Properties,
LLC Project) (LOC; TD Bank)	0.10	3/7/15	590,000	[a,b]	590,000
Maryland—2.0%
Baltimore County,
Consolidated Public
Improvement GO Notes	5.00	11/1/15	250,000		257,945
Maryland Industrial
Development Financing
Authority, EDR (Hardwire,
LLC Project) (LOC;
Bank of America)	0.15	3/7/15	900,000	[a,b]	900,000
Prince George’s County,
Consolidated Public
Improvement GO Notes	4.00	7/15/15	150,000		152,044
Massachusetts—.8%
Massachusetts,
Special Obligation Revenue,
Refunding (Senior Federal
Highway Grant Anticipation
Note Program)	5.00	6/15/15	495,000		501,644
Michigan—.6%
Michigan Strategic Fund,
LOR (Lions Bear
Lake Camp Project)
(LOC; PNC Bank NA)	0.10	3/7/15	390,000	[a,b]	390,000
Minnesota—6.1%
Minneapolis,
GO Notes (Various Purpose)	5.00	12/1/15	300,000		310,687
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	1,000,000		1,005,639
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.20	3/7/15	2,640,000	[a,b]	2,640,000

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri—6.0%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.15	3/7/15	2,600,000	[a,b]	2,600,000
Missouri Development Finance
Board, IDR (Duke Manufacturing
Company Project) (LOC;
Bank of America)	0.15	3/7/15	500,000	[a,b]	500,000
Missouri Highways and
Transportation Commission,
Senior Lien State Road
Revenue, Refunding	5.00	2/1/16	500,000		521,641
Springfield Industrial Development
Authority, MFHR, Refunding
(Pebblecreek Apartments
Project) (LOC; FHLB)	0.11	3/7/15	270,000	[a]	270,000
Nevada—1.6%
Nevada Housing Division,
Multi-Unit Housing Revenue
(Help Owens 2 Apartments)
(LOC; Citibank NA)	0.06	3/7/15	1,000,000	[a]	1,000,000
New Jersey—3.9%
Hamilton Township,
GO Notes, BAN	1.00	6/3/15	1,000,000		1,001,415
Stafford Township,
GO Notes, BAN (General
Improvement and
Water/Sewer Utility)	1.00	5/18/15	500,000		500,702
Wood-Ridge Borough,
GO Notes, BAN	1.00	5/1/15	1,000,000		1,000,852
North Carolina—.5%
Charlotte,
Water and Sewer System Revenue	5.50	7/1/15	300,000		305,281
Ohio—1.9%
Ohio Water Development Authority,
Water Development Revenue,
Refunding (Fresh Water Series)	3.00	6/1/15	250,000		251,680
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	1,000,000		1,002,880

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Oklahoma—3.1%
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank NA)	0.05	3/7/15	2,000,000	[a,c,d]	2,000,000
Oregon—1.2%
Oregon,
EDR (Oregon Precision
Industries, Inc. Project)
(LOC; Bank of America)	0.15	3/7/15	800,000	[a,b]	800,000
Pennsylvania—11.7%
Luzerne County Industrial
Development Authority, IDR
(PennSummit Tubular LLC
Project) (LOC; Wells
Fargo Bank)	0.13	3/7/15	695,000	[a,b]	695,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo Bank)	0.18	3/7/15	1,290,000	[a,b]	1,290,000
Pennsylvania Economic Development
Financing Authority, EDR (Gish
Logging, Inc. Project) (LOC;
PNC Bank NA)	0.16	3/7/15	300,000	[a,b]	300,000
Pennsylvania Economic Development
Financing Authority, EDR
(Philadelphia Area Independent
School Business Officers
Association Financing Program
—Plymouth Meeting Friends
School Project) (LOC; PNC Bank NA)	0.10	3/7/15	500,000	[a,b]	500,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.17	3/7/15	4,200,000	[a]	4,200,000
Upper Dauphin Industrial
Development Authority, Revenue
(Pennsylvania Independent
Colleges and University
Research Center Project) (LOC;
M&T Trust)	0.14	3/7/15	600,000	[a]	600,000

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina—1.7%
Charleston,
GO Notes	3.00	3/1/15	100,000		100,008
South Carolina Public Service
Authority, Revenue, CP (Santee
Cooper) (Liquidity Facility;
JPMorgan Chase Bank)	0.10	3/9/15	1,000,000		1,000,000
Texas—13.2%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.05	3/7/15	2,700,000	[a]	2,700,000
Coppell Independent School
District, GO Notes (LOC;
Permanent School Fund
Guarantee Program)	3.00	8/15/15	155,000		156,889
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank	0.17	3/7/15	4,000,000	[a,c,d]	4,000,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children’s Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.06	3/7/15	1,000,000	[a,c,d]	1,000,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Splendora Higher Education
Facilities Corporation,
Revenue (Fort Bend Baptist
Academy Project) (LOC; Wells
Fargo Bank)	0.11	3/7/15	540,000	[a]	540,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue,
Refunding	5.00	7/15/15	110,000		111,910
Utah—.4%
Utah,
GO Notes, Refunding	5.00	7/1/15	250,000		254,018
Vermont—2.3%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Vermont Law School
Project) (LOC; TD Bank)	0.02	3/7/15	1,500,000	[a]	1,500,000
Washington—6.1%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.13	3/7/15	1,780,000	[a,b]	1,780,000
Washington Economic Development
Finance Authority, EDR (Skagit
Valley Publishing Project)
(LOC; U.S. Bank NA)	0.13	3/7/15	1,480,000	[a,b]	1,480,000
Washington Housing Finance
Commission, Nonprofit
Housing Revenue (Nikkei
Manor Project)
(LOC; Bank of America)	0.17	3/7/15	700,000	[a]	700,000

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin—4.4%
Oak Creek,
GO Promissory Notes	2.00	4/1/15	500,000	500,754
River Falls,
IDR (M & O Properties, LLC
Project) (LOC; U.S. Bank NA)	0.10	3/7/15	645,000 [a,b]	645,000
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo Bank)	0.18	3/7/15	1,675,000 [a,b]	1,675,000
Total Investments (cost $65,008,044)			100.7%	65,008,044
Liabilities, Less Cash and Receivables			(.7%)	(450,241)
Net Assets			100.0%	64,557,803

a Variable rate demand note—rate shown is the interest rate in effect at February 28, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At February 28, 2015, the fund had $30,415,000 or 47.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2015, these securities amounted to $7,000,000 or 10.8% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	47.1	Utility-Water and Sewer	4.5
Utility-Electric	12.2	Health Care	3.6
Education	11.4	County	2.2
Housing	8.0	State/Territory	.9
City	5.3	Special Tax	.8
Transportation Services	4.7		100.7

† Based on net assets.

14

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

See notes to financial statements.

TheFund 15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	65,008,044	65,008,044
Cash		104,472
Interest receivable		64,904
Prepaid expenses		10,866
		65,188,286
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		4,310
Payable for shares of Common Stock redeemed		473,660
Payable for investment securities purchased		122,879
Accrued expenses		29,634
		630,483
Net Assets ($)		64,557,803
Composition of Net Assets ($):
Paid-in capital		64,557,803
Net Assets ($)		64,557,803
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		64,557,803
Net Asset Value, offering and redemption price per share ($)		1.00
See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Investment Income ($):
Interest Income	58,387
Expenses:
Management fee—Note 2(a)	171,544
Shareholder servicing costs—Note 2(b)	24,241
Professional fees	22,054
Registration fees	9,899
Custodian fees—Note 2(b)	5,084
Prospectus and shareholders’ reports	4,567
Directors’ fees and expenses—Note 2(c)	1,961
Miscellaneous	11,493
Total Expenses	250,843
Less—reduction in expenses due to undertaking—Note 2(a)	(192,451)
Less—reduction in fees due to earnings credits—Note 2(b)	(10)
Net Expenses	58,382
Investment Income—Net, representing net increase in
net assets resulting from operations	5
See notes to financial statements.

TheFund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Operations ($):
Investment Income—Net, representing
net increase in net assets
resulting from operations	5	12
Dividends to Shareholders from ($):
Investment income—net	(5)	(12)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	7,027,467	14,232,357
Dividends reinvested	5	12
Cost of shares redeemed	(15,573,894)	(32,106,079)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(8,546,422)	(17,873,710)
Total Increase (Decrease) in Net Assets	(8,546,422)	(17,873,710)
Net Assets ($):
Beginning of Period	73,104,225	90,977,935
End of Period	64,557,803	73,104,225
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2015					Year Ended August 31,
	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[c]	.70		.71		.70		.67		.62
Ratio of net expenses
to average net assets	.17	[c]	.21		.26		.25		.36		.40
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.02
Net Assets, end of period
($ x 1,000)	64,558		73,104		90,978		95,038		148,726		186,194

a Amount represents less than $.001 per share. b Amount represents less than .01%. c Annualized.

See notes to financial statements.

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	65,008,044
Level 3—Significant Unobservable Inputs	—
Total	65,008,044

+ See Statement of Investments for additional detailed categorizations.

At February 28, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

22

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2014 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2014 through January 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that annual fund operating expenses do not exceed .45% of the

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2016. The reduction in expenses, pursuant to the undertaking, amounted to $96,443 during the period ended February 28, 2015.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $96,008 during the period ended February 28, 2015.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2015, the fund was charged $17,764 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2015, the fund was charged $5,355 for transfer agency services and $258 for cash management services. These fees are included in

24

Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $10.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2015, the fund was charged $5,084 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended February 28, 2015, the fund was charged $196 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2015, the fund was charged $5,456 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $25,495, Shareholder Services Plan fees $3,000, custodian fees $2,742, Chief Compliance Officer fees $1,912 and transfer agency fees $1,993, which are offset against an expense reimbursement currently in effect in the amount of $30,832.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3— Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

NOTE 4- Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended February 28, 2015, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $1,000,000 and $9,905,000, respectively.

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

TheFund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was one basis point below the Performance Group and Performance Universe medians for the various periods, except the ten-year period when the fund’s performance was above the Performance Group and Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

28

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the

TheFund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

•	The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.
•	The Board generally was satisfied with the fund’s relative performance.
•	The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.
•	The Board determined that the economies of scale which may
accrue to Dreyfus and its affiliates in connection with the manage-
ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the
Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

30

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

TheFund 31

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

  2015 MBSC Securities Corporation

Dreyfus
High Yield Municipal
Bond Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
23	Financial Highlights
28	Notes to Financial Statements
39	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Municipal
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2014, through February 28, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to fare well over the reporting period when supply-and-demand dynamics remained favorable and long-term interest rates declined in the midst of a sustained economic recovery. Municipal bond yields were driven downward and prices higher by robust demand for a relatively limited supply of securities, particularly from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. Improving credit conditions for many municipal issuers also supported the market’s performance.

In light of recent domestic employment gains and signs of stabilization in global energy markets, we remain optimistic about the prospects for municipal bonds over the remainder of 2015.The U.S. economy seems poised for further growth as the drags imposed by tight fiscal policies among federal, state and local governments continue to fade. Furthermore, we currently expect a somewhat faster pace of global growth over the months ahead. Of course, stronger economic growth could create risks for fixed-income markets, including the possibility of higher short-term interest rates from the Federal Reserve Board.That’s why we urge you to talk regularly with your financial advisor about the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2014, through February 28, 2015, as provided by Daniel Barton and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2015, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 4.12% total return, Class C shares returned 3.72%, Class I shares returned 4.34%, Class Y shares returned 4.35%, and Class Z shares returned 4.27%.1 The fund’s benchmark, the Barclays Municipal Bond Index, which, unlike the fund, does not include securities rated below investment grade, produced a total return of 2.20%.2

Municipal bonds generally rallied over the reporting period as long-term interest rates continued to fall. High yield securities also benefited from robust demand for income-oriented investments in a low interest-rate environment.The fund outperformed its benchmark, mainly due to its focus on lower rated securities.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Falling Long-Term Rates Supported Municipal Bond Prices

Long-term interest rates fell over much of the reporting period, defying expectations that stronger economic growth would drive bonds yields higher. Global investors seeking more competitive yields from sovereign bonds than were available in Europe and Japan flocked to U.S. Treasury securities, and the resulting supply-and-demand imbalance put downward pressure on yields of U.S. fixed-income securities, including municipal bonds. February 2015 was a notable exception to this trend, as longer-term interest rates climbed when stronger-than-expected employment data sparked concerns that short-term interest rates might rise sooner than previously forecast.

Municipal bonds also continued to benefit from favorable supply-and-demand dynamics amid robust demand from individual investors for competitive levels of tax-exempt income. Strong demand for income-oriented investments helped high yield municipal bonds outperform their investment-grade counterparts over the reporting period. Meanwhile, despite greater-than-expected issuance volumes over the first two months of 2015, the supply of newly issued municipal securities generally remained stable for the reporting period overall.

The economic rebound resulted in better underlying credit conditions for most states and municipalities, with the notable-but-isolated exceptions of Puerto Rico and Detroit.Tax revenues have climbed beyond pre-recession levels for most state and local governments, enabling them to achieve balanced budgets and replenish reserves.

Duration and Security Selection Strategies Boosted Returns

A relatively long average duration and a focus on longer maturities during the reporting period captured more of the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. Our security selection strategy also proved effective among securities rated below investment

4

grade. The fund achieved especially strong results from high yield municipal bonds backed by revenues from industrial business districts, airlines, charter schools, hospitals, and the states’ settlement of litigation with U.S. tobacco companies. The fund also benefited from lack of exposure to Puerto Rico bonds.

Laggards for the reporting period included the fund’s holdings of higher quality bonds backed by special tax districts.

The fund employed tender option bonds, a form of derivative instrument, to help boost its yield and manage its duration strategy during the reporting period.

Maintaining a Constructive Investment Posture

We remain optimistic regarding the prospects for high yield municipal bonds. The U.S. economic recovery has proven persistent, and credit conditions generally have continued to strengthen. Although the supply of newly issued municipal bonds recently began to increase, we expect robust investor demand to absorb additional issuance. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates later this year, but we note that municipal bonds generally and high yield securities in particular tend to be less sensitive than U.S. Treasury securities to rising interest rates.Therefore, we have maintained the fund’s constructive investment posture, including a relatively long average duration and an emphasis on higher yielding market sectors.

March 16, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z, Class I, and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from September 1, 2014 to February 28, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2015
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.16	$9.04	$3.95	$3.85	$4.66
Ending value (after expenses)	$1,041.20	$1,037.20	$1,043.40	$1,043.50	$1,042.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2015
	Class A		Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.11		$8.95	$3.91	$3.81	$4.61
Ending value (after expenses)	$1,019.74		$1,015.92	$1,020.93	$1,021.03	$1,020.23

† Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.79% for Class C, .78% for
Class I, .76% for ClassY and .92% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)
		.

6

STATEMENT OF INVESTMENTS

February 28, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.4%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	1,500,000		1,505,625
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	3,444,600
Alaska—2.3%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000		3,364,654
Arizona—7.3%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,538,800
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,746,260
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000		2,709,840
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,500,000		1,734,945
California—12.4%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000		2,442,900
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,237,730
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000		1,150,780
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		1,221,866

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,000,000		2,288,280
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,185,870
Placentia-Yorba Linda Unified
School District, GO	0.00	8/1/49	11,605,000	[b]	2,601,493
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,844,640
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,324,520
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,884,300
Connecticut—2.0%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,733,430
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,237,519
Florida—7.2%
Davie,
Educational Facilities Revenue
(Nova Southeastern
University Project)	5.63	4/1/43	1,000,000		1,137,300
Florida Development Finance
Corporation, Educational
Facilities Revenue (Miami Arts
Charter School Project)	5.88	6/15/34	1,250,000	[c]	1,280,450

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[c]	1,077,790
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,838,520
Palm Bay,
Educational Facilities
Revenue (Patriot Charter
School Project)	7.00	7/1/36	4,000,000	[d]	1,200,120
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,816,775
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	1,000,000		1,166,300
Georgia—1.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,808,505
Illinois—9.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	1,240,000		1,430,278
Chicago,
GO	5.00	1/1/24	1,000,000		1,069,810
Illinois,
GO	5.50	7/1/38	1,000,000		1,112,980
Illinois,
Sales Tax Revenue	5.00	6/15/24	1,000,000		1,195,330
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	1,000,000		1,203,990
Illinois Finance Authority,
Revenue (Sherman Health
Systems) (Prerefunded)	5.50	8/1/17	1,500,000	[e]	1,671,855
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	0.00	12/15/51	15,000,000	[b]	2,495,550

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	1,000,000		1,174,610
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.50	4/1/31	1,000,000		1,150,890
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.00	4/1/44	1,500,000		1,681,365
Iowa—2.5%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	2,500,000		2,738,575
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		956,780
Louisiana—5.8%
Lakeshore Villages Master
Community Development
District, Special
Assessment Revenue	5.25	7/1/17	4,867,000	[d]	1,704,034
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,676,565
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	3,900,000	[c]	3,946,449
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,123,070
Maine—1.3%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,500,000		1,825,275

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland—2.3%
Maryland Economic
Development Corporation,
Port Facilities Revenue
(CNX Marine Terminals Inc.
Port of Baltimore Facility)	5.75	9/1/25	3,000,000		3,352,710
Michigan—7.2%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		2,059,325
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		1,069,370
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		2,017,480
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	500,000		594,650
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	1,000,000		1,119,480
Michigan Finance Authority,
Local Government Loan
Program Revenue (Detroit
Water and Sewerage
Department, Water Supply
System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		548,035
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	1,800,000		1,795,212
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.25	9/1/18	1,000,000	[e]	1,252,860

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—1.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000		1,801,065
New Jersey—5.4%
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,093,790
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		960,860
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[b]	938,960
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,973,011
New Mexico—1.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,469,170
New York—3.3%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,092,840
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,500,000	[c]	1,582,575
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,000,000		1,101,800

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000	[c]	1,041,110
North Carolina—.8%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,117,990
Ohio—1.7%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		855,660
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health
System Obligated Group Project)	6.00	12/1/42	1,500,000		1,604,325
Oregon—.8%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,117,510
Pennsylvania—3.7%
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,020,000		1,071,755
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger
Health System))	5.13	6/1/35	2,000,000	[c,f]	2,242,080
Montgomery County Industrial
Development Authority, Revenue
(Whitemarsh Continuing Care
Retirement Community Project)	5.25	1/1/40	1,000,000		1,016,460

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,107,880
Texas—10.4%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured; XLCA)	5.25	1/1/18	1,000,000		1,059,750
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000		1,159,460
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	4.50	12/1/44	1,500,000		1,499,910
Harris County-Houston Sports
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/15/49	8,000,000	[b]	1,612,080
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	700,000		703,325
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,754,430
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program, Inc.)	6.25	8/15/39	2,250,000		2,566,057

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,175,000	1,320,524
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter
School Project)	6.25	9/1/36	2,250,000	2,326,860
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/42	1,000,000	1,101,340
Vermont—.5%
Burlington,
Airport Revenue	3.50	7/1/18	745,000	756,272
Virginia—.7%
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill
Woods Project)	5.13	1/1/43	1,000,000	1,042,240
Washington—2.0%
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,682,186
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,254,600
Wisconsin—.7%
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	3.75	11/15/19	1,000,000	1,011,630

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—2.0%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,765,000	1,961,727
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,000,000	1,007,700

Total Investments (cost $137,834,251)			99.5%	145,499,272
Cash and Receivables (Net)			.5%	763,001
Net Assets			100.0%	146,262,273

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2015, these securities were valued at $11,170,454 or 7.6% of net assets.
d Non-income producing—security in default.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Collateral for floating rate borrowings.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	20.5	Housing	2.0
Health Care	13.4	State/Territory	1.7
Transportation Services	9.9	Utility-Electric	1.2
Utility-Water and Sewer	8.7	County	.8
Industrial	6.3	Lease	.8
Asset-Backed	5.3	Prerefunded	.8
Special Tax	5.3	City	.7
Pollution Control	2.4	Other	17.6
Resource Recovery	2.1		99.5

† Based on net assets.

16

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

TheFund 17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			137,834,251		145,499,272
Cash					811,729
Receivable for investment securities sold					1,979,226
Interest receivable					1,852,145
Receivable for shares of Common Stock subscribed					339,390
Prepaid expenses					42,435
					150,524,197
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					107,719
Payable for investment securities purchased					2,962,182
Payable for floating rate notes issued—Note 4					1,000,000
Payable for shares of Common Stock redeemed					144,147
Interest and expense payable related to floating
rate notes issued—Note 4					1,705
Accrued expenses					46,171
					4,261,924
Net Assets ($)					146,262,273
Composition of Net Assets ($):
Paid-in capital					173,928,969
Accumulated undistributed investment income—net					78,315
Accumulated net realized gain (loss) on investments					(35,410,032)
Accumulated net unrealized appreciation
(depreciation) on investments					7,665,021
Net Assets ($)					146,262,273

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	46,454,791	16,290,091	15,694,823	2,545,118	65,277,450
Shares Outstanding	3,919,114	1,372,962	1,325,934	215,013	5,504,367
Net Asset Value
Per Share ($)	11.85	11.86	11.84	11.84	11.86

See notes to financial statements.

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (Unaudited)

Investment Income ($):
Interest Income	3,946,488
Expenses:
Management fee—Note 3(a)	447,437
Shareholder servicing costs—Note 3(c)	113,381
Distribution/Service Plan fees—Note 3(b)	108,358
Registration fees	36,123
Professional fees	22,265
Prospectus and shareholders’ reports	9,514
Custodian fees—Note 3(c)	5,199
Directors’ fees and expenses—Note 3(d)	4,782
Interest and expense related to floating rate notes issued—Note 4	3,209
Loan commitment fees—Note 2	1,006
Miscellaneous	18,837
Total Expenses	770,111
Less—reduction in fees due to undertaking—Note 3(a)	(706)
Less—reduction in fees due to earnings credits—Note 3(c)	(21)
Net Expenses	769,384
Investment Income—Net	3,177,104
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,646,186
Net unrealized appreciation (depreciation) on investments	1,305,183
Net Realized and Unrealized Gain (Loss) on Investments	2,951,369
Net Increase in Net Assets Resulting from Operations	6,128,473

See notes to financial statements.

TheFund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Operations ($):
Investment income—net	3,177,104	7,235,440
Net realized gain (loss) on investments	1,646,186	(6,172,180)
Net unrealized appreciation
(depreciation) on investments	1,305,183	15,833,573
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,128,473	16,896,833
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,056,888)	(2,313,903)
Class C	(281,209)	(741,793)
Class I	(353,145)	(750,096)
Class Y	(31,604)	(1,792)
Class Z	(1,409,671)	(3,270,962)
Net realized gain on investments:
Class A	(44,572)	(46,844)
Class C	(14,108)	(19,040)
Class I	(13,784)	(14,191)
Class Y	(1,412)	(1)
Class Z	(55,813)	(67,158)
Total Dividends	(3,262,206)	(7,225,780)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,031,682	22,858,875
Class C	603,747	1,627,759
Class I	1,924,506	7,796,880
Class Y	2,194,900	309,114
Class Z	944,230	2,712,324

20

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	710,695	1,591,655
Class C	167,999	450,995
Class I	233,806	451,096
Class Y	21,896	79
Class Z	1,163,961	2,645,603
Cost of shares redeemed:
Class A	(8,883,323)	(22,138,433)
Class C	(1,545,116)	(8,317,120)
Class I	(2,415,633)	(9,250,711)
Class Y	(18,311)	—
Class Z	(4,999,343)	(14,265,924)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(5,864,304)	(13,527,808)
Total Increase (Decrease) in Net Assets	(2,998,037)	(3,856,755)
Net Assets ($):
Beginning of Period	149,260,310	153,117,065
End of Period	146,262,273	149,260,310
Undistributed investment income—net	78,315	33,728

TheFund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
Capital Share Transactions:
Class A
Shares sold	344,580	2,026,536
Shares issued for dividends reinvested	60,313	140,786
Shares redeemed	(752,396)	(1,958,023)
Net Increase (Decrease) in Shares Outstanding	(347,503)	209,299
Class C
Shares sold	51,341	143,990
Shares issued for dividends reinvested	14,248	39,940
Shares redeemed	(131,157)	(741,622)
Net Increase (Decrease) in Shares Outstanding	(65,568)	(557,692)
Class Ia
Shares sold	164,220	694,768
Shares issued for dividends reinvested	19,874	39,919
Shares redeemed	(205,075)	(822,719)
Net Increase (Decrease) in Shares Outstanding	(20,981)	(88,032)
Class Ya
Shares sold	187,537	27,092
Shares issued for dividends reinvested	1,847	7
Shares redeemed	(1,556)	—
Net Increase (Decrease) in Shares Outstanding	187,828	27,099
Class Z
Shares sold	80,145	238,935
Shares issued for dividends reinvested	98,733	234,074
Shares redeemed	(425,564)	(1,275,155)
Net Increase (Decrease) in Shares Outstanding	(246,686)	(802,146)

a	During the period ended August 31, 2014, 27,038 Class I shares representing $308,503 were exchanged for
27,038 ClassY shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2015				Year Ended August 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.63		10.90	12.11	11.14	11.74	10.64
Investment Operations:
Investment income—net[a]	.25		.54	.52	.52	.59	.61
Net realized and unrealized
gain (loss) on investments	.23		.73	(1.23)	.98	(.60)	1.08
Total from Investment Operations	.48		1.27	(.71)	1.50	(.01)	1.69
Distributions:
Dividends from
investment income—net	(.25)		(.53)	(.50)	(.51)	(.58)	(.59)
Dividends from net realized
gain on investments	(.01)		(.01)	(.00)[b]	(.02)	(.01)	—
Total Distributions	(.26)		(.54)	(.50)	(.53)	(.59)	(.59)
Net asset value, end of period	11.85		11.63	10.90	12.11	11.14	11.74
Total Return (%)[c]	4.12	[d]	11.95	(6.13)	13.74	(.03)	16.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	[e]	1.04	1.01	1.02	1.00	.99
Ratio of net expenses
to average net assets	1.02	[e]	1.04	1.01	1.02	1.00	.99
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[e,f]	.01	.00 [f]	.00 [f]	.00 [f]	—
Ratio of net investment income
to average net assets	4.26	[e]	4.82	4.23	4.48	5.35	5.37
Portfolio Turnover Rate	14.64	[d]	21.00	17.40	26.27	41.05	25.26
Net Assets, end of period
($ x 1,000)	46,455		49,626	44,234	58,786	53,785	70,607

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.
See notes to financial statements.

TheFund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2015				Year Ended August 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.64		10.91	12.12	11.15	11.75	10.66
Investment Operations:
Investment income—net[a]	.20		.46	.42	.43	.51	.52
Net realized and unrealized
gain (loss) on investments	.23		.73	(1.22)	.98	(.60)	1.08
Total from Investment Operations	.43		1.19	(.80)	1.41	(.09)	1.60
Distributions:
Dividends from
investment income—net	(.20)		(.45)	(.41)	(.42)	(.50)	(.51)
Dividends from net realized
gain on investments	(.01)		(.01)	(.00)[b]	(.02)	(.01)	—
Total Distributions	(.21)		(.46)	(.41)	(.44)	(.51)	(.51)
Net asset value, end of period	11.86		11.64	10.91	12.12	11.15	11.75
Total Return (%)[c]	3.72	[d]	11.09	(6.82)	12.87	(.77)	15.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80	[e]	1.81	1.77	1.78	1.75	1.76
Ratio of net expenses
to average net assets	1.79	[e]	1.81	1.77	1.78	1.75	1.76
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[e,f]	.01	.00 [f]	.00 [f]	.00 [f]	—
Ratio of net investment income
to average net assets	3.50	[e]	4.07	3.49	3.72	4.62	4.60
Portfolio Turnover Rate	14.64	[d]	21.00	17.40	26.27	41.05	25.26
Net Assets, end of period
($ x 1,000)	16,290		16,748	21,784	29,494	26,365	32,647

a Based on average shares outstanding. b Amount represents less than $.01 per share. c Exclusive of sales charge. d Not annualized. e Annualized. f Amount represents less than .01%.

See notes to financial statements.

24

Six Months Ended
February 28, 2015				Year Ended August 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.62		10.88	12.09	11.12	11.72	10.63
Investment Operations:
Investment income—net[a]	.26		.57	.55	.54	.63	.66
Net realized and unrealized
gain (loss) on investments	.23		.74	(1.23)	.99	(.61)	1.05
Total from Investment Operations	.49		1.31	(.68)	1.53	.02	1.71
Distributions:
Dividends from
investment income—net	(.26)		(.56)	(.53)	(.54)	(.61)	(.62)
Dividends from net realized
gain on investments	(.01)		(.01)	(.00)[b]	(.02)	(.01)	—
Total Distributions	(.27)		(.57)	(.53)	(.56)	(.62)	(.62)
Net asset value, end of period	11.84		11.62	10.88	12.09	11.12	11.72
Total Return (%)	4.34	[c]	12.24	(5.91)	14.04	.22	16.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78	[d]	.79	.75	.78	.74	.73
Ratio of net expenses
to average net assets	.78	[d]	.79	.75	.78	.74	.72
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[d,e]	.01	.00 [e]	.00 [e]	.00 [e]	—
Ratio of net investment income
to average net assets	4.51	[d]	5.08	4.48	4.70	5.62	5.57
Portfolio Turnover Rate	14.64	[c]	21.00	17.40	26.27	41.05	25.26
Net Assets, end of period
($ x 1,000)	15,695		15,645	15,619	21,048	12,460	8,577

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

TheFund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2015		Year Ended August 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	11.62		10.89	11.59
Investment Operations:
Investment income—net[b]	.26		.51	.11
Net realized and unrealized
gain (loss) on investments	.23		.79	(.72)
Total from Investment Operations	.49		1.30	(.61)
Distributions:
Dividends from investment income—net	(.26)		(.56)	(.09)
Dividends from net realized gain on investments	(.01)		(.01)	—
Total Distributions	(.27)		(.57)	(.09)
Net asset value, end of period	11.84		11.62	10.89
Total Return (%)	4.35	[c]	12.25	(5.35)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	[d]	.94	.81	[d]
Ratio of net expenses
to average net assets	.75	[d]	.84	.81	[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[d,e]	.01	.00	[d,e]
Ratio of net investment income
to average net assets	4.58	[d]	5.28	5.62	[d]
Portfolio Turnover Rate	14.64	[c]	21.00	17.40
Net Assets, end of period ($ x 1,000)	2,545		316	1

a	From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

26

Six Months Ended
February 28, 2015				Year Ended August 31,
Class Z Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.64		10.91	12.12	11.14	11.75	10.65
Investment Operations:
Investment income—net[a]	.26		.56	.53	.53	.60	.63
Net realized and unrealized
gain (loss) on investments	.22		.73	(1.23)	.99	(.61)	1.09
Total from Investment Operations	.48		1.29	(.70)	1.52	(.01)	1.72
Distributions:
Dividends from
investment income—net	(.25)		(.55)	(.51)	(.52)	(.59)	(.62)
Dividends from net realized
gain on investments	(.01)		(.01)	(.00)[b]	(.02)	(.01)	—
Total Distributions	(.26)		(.56)	(.51)	(.54)	(.60)	(.62)
Net asset value, end of period	11.86		11.64	10.91	12.12	11.14	11.75
Total Return (%)	4.27	[c]	11.96	(6.05)	13.92	.05	16.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[d]	.93	.92	.95	.95	.82
Ratio of net expenses
to average net assets	.92	[d]	.93	.92	.95	.95	.82
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[d,e]	.01	.00 [e]	.00 [e]	.00 [e]	—
Ratio of net investment income
to average net assets	4.38	[d]	4.94	4.33	4.56	5.45	5.58
Portfolio Turnover Rate	14.64	[c]	21.00	17.40	26.27	41.05	25.26
Net Assets, end of period
($ x 1,000)	65,277		66,925	71,479	88,092	85,868	113,547

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, ClassY and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

28

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

30

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	144,299,152	1,200,120	145,499,272
Liabilities ($)
Floating Rate Notes††	—	(1,000,000)	—	(1,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

TheFund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2014	1,200,240
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(120)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 2/28/2015	1,200,120
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/28/2015	(120)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the

32

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $37,418,274 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2014. If not applied, $715,251 of the carryover expires in fiscal year 2016, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019. The fund has $4,196,298 of post-enactment short-term capital losses and $9,030,096 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

TheFund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2014 was as follows: tax-exempt income $7,078,546 and ordinary income $147,234.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed, from September 1, 2014 through January 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund’s Class Y so that the direct expenses of the fund’s Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed .75% of the value of Class Y shares average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $706 during the period ended February 28, 2015.

34

During the period ended February 28, 2015, the Distributor retained $1,327 from commissions earned on sales of the fund’s Class A shares and $236 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2015, Class C shares were charged $61,423 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2015, Class Z shares were charged $46,935 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2015, Class A and Class C shares were charged $62,753 and $20,474, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and cus-

TheFund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2015 the fund was charged $12,917 for transfer agency services and $518 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $21.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2015, the fund was charged $5,199 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended February 28, 2015 fund was charged $275 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2015, the fund was charged $5,456 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $68,506, Distribution Plan fees $16,421, Shareholder Services Plan fees $12,496, custodian fees $3,770, Chief Compliance Officer fees $1,912 and transfer agency fees $5,068, which are offset against an expense reimbursement currently in effect in the amount of $454.

36

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended February 28, 2015, redemption fees charged and retained by the fund amounted to $690.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2015, amounted to $21,470,772 and $25,998,179, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

TheFund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2015, was approximately $1,000,000, with a related weighted average annualized interest rate of .65%.

At February 28, 2015 accumulated net unrealized appreciation on investments was $7,665,021, consisting of $13,967,361 gross unrealized appreciation and $6,302,340 gross unrealized depreciation.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

38

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

TheFund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all peri-ods.The Board also noted that the fund’s yield performance was at or above the Performance Group median for four of the seven one-year periods ended September 30th and at or above the Performance Universe median for five of the seven one-year periods ended September 30th. The Board noted the proximity to the Performance Group or Performance Universe median of the fund’s yield performance in certain periods when the yield was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board received a presentation from the fund’s portfolio managers, who noted that the fund’s performance was positive on an absolute basis. They stated that the fund’s total return relative underperfor-mance compared to its peers was generally attributable to the fund’s

40

greater allocation to higher quality, shorter duration bonds than many of its peers and that, as a result, in the ongoing low interest rate environment, the fund could be expected to underperform on a relative basis. The portfolio managers stated that, once interest rates start to rise, the higher quality municipal bond sector should start to outperform and the fund’s relative performance should improve.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the

TheFund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

42

•	The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.
•	The Board accepted the portfolio managers’ presentation regarding relative total return performance, but agreed to closely monitor performance.
•	The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.
•	The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

TheFund 43

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)